MERRILL LYNCH
ASSET INCOME
FUND, INC.


[FUND LOGO]
STRATEGIC
          Performance


Quarterly Report
September 30, 1997



Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Thomas R. Robinson, Vice President
  and Senior Portfolio Manager
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863

Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the propectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                              #18240 -- 9/97

[RECYCLE LOGO] Printed on post-consumer recycled paper




MERRILL LYNCH ASSET INCOME FUND, INC.


Worldwide
Investments as of
September 30, 1997

Breakdown of
Stocks & Fixed-Income                             Percent of
Securities by Country                             Net Assets+

United States*                                         80.0%
United Kingdom                                          3.0
Canada                                                  2.8
Sweden                                                  2.5
Italy                                                   1.8
Japan                                                   1.6
Denmark                                                 1.3
Mexico                                                  0.7
Germany                                                 0.6
Switzerland                                             0.6
Brazil                                                  0.5
France                                                  0.5
South Africa                                            0.4
Spain                                                   0.2
Netherlands                                             0.2
Hong Kong                                               0.2
Australia                                               0.2
Indonesia                                               0.2
Argentina                                               0.2
Philippines                                             0.1
Norway                                                  0.1
South Korea                                             0.0++++

   * Includes investments in short-term securities.
   + Percent of net assets may not total 100%.
++++ Percent of net assets is less than 0.1%.

Ten Largest Industries                            Percent of
(Equity Investments)                              Net Assets

Banking                                                 2.0%
Insurance                                               1.4
Telecommunications                                      1.2
Oil Service                                             1.0
Computer Services & Software                            1.0
Retail Stores                                           0.9
Electronics                                             0.9
Machine Tools & Machinery                               0.8
Pharmaceuticals                                         0.8
Beverages                                               0.8

                                                      Percent

Ten Largest Holdings              Country             of Net
(Equity Investments)             of Origin            Assets

Smith International, Inc.      United States            0.4%
UNUM Corporation               United States            0.4
National Semiconductor
  Corporation                  United States            0.4
Sears, Roebuck & Co.           United States            0.4
Computer Associates
  International, Inc.          United States            0.4
Edison International           United States            0.4
El Paso Natural Gas Co.        United States            0.4
Rite Aid Corporation           United States            0.4
WorldCom, Inc                  United States            0.4
BankAmerica Corp.              United States            0.4



              Merrill Lynch Asset Income Fund, Inc., September 30, 1997

DEAR SHAREHOLDER

As of September 30, 1997, the asset allocation for Merrill Lynch Asset Income Fund, Inc. was: US bonds, 64% of net assets; foreign bonds, 9%; US stocks, 15%; foreign stocks, 9%; and cash reserves, 3%.

During the three months ended September 30, 1997, we became more positive toward US bonds. Therefore, we increased the portfolio weighting from 43% of net assets at June 30, 1997 to 64% at September 30, 1997. Our more optimistic stance toward US bonds reflected indications that inflationary pressures in the US economy were exceptionally subdued as well as expectations that a slowdown in the economy's growth rate would become evident in the months ahead. At the same time, the rapid shrinkage of the Federal budget deficit reduced the supply of newly issued US Government securities relative to the demand.

The majority of the funds utilized to expand the US bond commitment were taken from cash reserves, which we reduced from 21% of net assets to 3% during the quarter ended September 30, 1997. Foreign bonds were also reduced from 12% of net assets to 9% during the quarter. We eliminated our position in Australian bonds and reduced commitments in Germany, Italy, Spain and Sweden. A position was maintained in UK obligations, given our belief that the total return potential of these bonds was attractive. As of September 30, 1997, our expectation of further US dollar strength led us to hedge our commitments in European stocks and bonds, as well as Japanese and Australian equities, back to the US dollar.

The foreign equity allocations did not materially change during the three months ended September 30, 1997. Japan remained the largest single commitment, although the weighting was below the unmanaged benchmark, the Morgan Stanley Europe, Australia and Far East Index. In Japan, we sold our Canon, Inc. holding at a profit. We continued to maintain a meaningful position in Latin America, and initiated an investment in Grupo Financiera Bancomer S.A. (Class B). The Fund's Canadian commitment was reduced as a result of the sale of Canadian Pacific, Ltd. and Potash Corp. of Saskatchewan, Inc. In Europe, portfolio changes included an investment in Dixons Group PLC. We also maintained limited representation in Asian markets other than Japan.

In the US equity sector, the largest concentration remained in the financial services category which we expect will be a beneficiary of declining US interest rates. We maintained other meaningful positions in the technology, healthcare and energy sectors. These areas of emphasis are unchanged over the three months ended September 30, 1997, and reflect our expectations that earnings of selected companies in these sectors should continue to exceed consensus expectations despite a slower rate of growth in the US economy.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming annual report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/THOMAS R. ROBINSON
Thomas R. Robinson
Vice President and Senior
Portfolio Manager

October 23, 1997



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual Total Return

                                           % Return       % Return
                                         Without CDSC     With CDSC**
Class A Shares*
Year Ended 9/30/97                          +15.04%        +10.44%
Inception (9/02/94) through 9/30/97         +10.90         + 9.44

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.


                                           % Return       % Return
                                         Without CDSC     With CDSC**
Class B Shares*
Year Ended 9/30/97                          +14.08%        +10.08%
Inception (9/02/94) through 9/30/97         +10.07         + 9.81

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                                           % Return          % Return
                                         Without CDSC        With CDSC**
Class C Shares*
Year Ended 9/30/97                          +14.13%           +13.13%
Inception (10/21/94) through 9/30/97        +10.76            +10.76

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                                       % Return Without    % Return With
                                         Sales Charge     Sales Charge**
Class D Shares*
Year Ended 9/30/97                          +14.65%           +10.06%
Inception (10/21/94) through 9/30/97        +11.33            + 9.80

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.




Recent Performance Results

                                                                                12 Month       3 Month
                                             9/30/97    6/30/97     9/30/96     % Change       % Change

Class A Shares*                              $11.19     $10.94      $10.57      + 9.51%(1)     +3.16%(2)
Class B Shares*                               11.19      10.94       10.58      + 9.41(1)      +3.16(2)
Class C Shares*                               11.20      10.94       10.58      + 9.51(1)      +3.26(2)
Class D Shares*                               11.19      10.94       10.58      + 9.41(1)      +3.16(2)
Class A Shares - Total Return*                                                  +15.04(3)      +4.32(4)
Class B Shares - Total Return*                                                  +14.08(5)      +4.13(6)
Class C Shares - Total Return*                                                  +14.13(7)      +4.21(8)
Class D Shares - Total Return*                                                  +14.65(9)      +4.26(10)
Class A Shares - Standardized 30-day Yield     4.35%
Class B Shares - Standardized 30-day Yield     3.79%
Class C Shares - Standardized 30-day Yield     3.77%
Class D Shares - Standardized 30-day Yield     4.11%

  * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.365 per share capital gains distributions.
(2) Percent change includes reinvestment of $0.095 per share capital gains distributions.
(3) Percent change includes reinvestment of $0.532 per share ordinary income dividends and $0.365 per share capital gains distributions.
(4) Percent change includes reinvestment of $0.122 per share ordinary income dividends and $0.095 per share capital gains distributions.
(5) Percent change includes reinvestment of $0.452 per share ordinary income dividends and $0.365 per share capital gains distributions.
(6) Percent change includes reinvestment of $0.101 per share ordinary income dividends and $0.095 per share capital gains distributions.
(7) Percent change includes reinvestment of $0.446 per share ordinary income dividends and $0.365 per share capital gains distributions.
(8) Percent change includes reinvestment of $0.100 per share ordinary income dividends and $0.095 per share capital gains distributions.
(9) Percent change includes reinvestment of $0.505 per share ordinary income dividends and $0.365 per share capital gains distributions.
(10) Percent change includes reinvestment of $0.115 per share ordinary income dividends and $0.095 per share capital gains distributions.




Performance Summary --
Class A Shares

                           Net Asset Value            Capital Gains       Dividends
Period Covered           Beginning     Ending          Distributed          Paid*          % Change**
9/2/94 -- 12/31/94        $10.00       $ 9.68              --              $0.184          - 1.37%
1995                        9.68        10.62            $0.036             0.662          +17.38
1996                       10.62        10.53             0.270             0.549          + 7.11
1/1/97 -- 9/30/97          10.53        11.19             0.095             0.354          +10.87
                                                   Total $0.401      Total $1.749
                                                    Cumulative total return as of 9/30/97: +37.47%**

 * Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.




Performance Summary --
Class B Shares

                           Net Asset Value            Capital Gains       Dividends
Period Covered           Beginning     Ending          Distributed          Paid*          % Change**
9/2/94 -- 12/31/94        $10.00       $ 9.68              --              $0.159          - 1.62%
1995                        9.68        10.62            $0.036             0.586          +16.51
1996                       10.62        10.53             0.270             0.470          + 6.31
1/1/97 -- 9/30/97          10.53        11.19             0.095             0.296          +10.25
                                                   Total $0.401      Total $1.511
                                                    Cumulative total return as of 9/30/97: +34.35%**

 * Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




Performance Summary --
Class C Shares

                           Net Asset Value            Capital Gains       Dividends
Period Covered           Beginning     Ending          Distributed          Paid*          % Change**
10/21/94 -- 12/31/94      $ 9.88       $ 9.69              --              $0.097          - 0.94%
1995                        9.69        10.62            $0.036             0.580          +16.33
1996                       10.62        10.53             0.270             0.464          + 6.25
1/1/97 -- 9/30/97          10.53        11.20             0.095             0.292          +10.31
                                                   Total $0.401      Total $1.433
                                                    Cumulative total return as of 9/30/97: +35.07%**

 * Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




Performance Summary --
Class D Shares

                           Net Asset Value            Capital Gains       Dividends
Period Covered           Beginning     Ending          Distributed          Paid*          % Change**
10/21/94 -- 12/31/94      $ 9.88       $ 9.69              --              $0.108          - 0.83%
1995                        9.69        10.62            $0.036             0.637          +16.97
1996                       10.62        10.53             0.270             0.522          + 6.84
1/1/97 -- 9/30/97          10.53        11.19             0.095             0.335          +10.66
                                                   Total $0.401      Total $1.602
                                                    Cumulative total return as of 9/30/97: +37.14%**

 * Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.




Merrill Lynch Asset Income Fund, Inc., September 30, 1997

SCHEDULE OF INVESTMENTS                                                                                             (in US dollars)


                                        Shares                                                                            Percent of
COUNTRY        Industries                Held                  Common Stocks                         Cost        Value    Net Assets

Argentina       Oil & Gas Producers             500  Yacimientos Petroliferos Fiscales S.A. (ADR)*   $10,224      $18,438     0.2%
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Argentina                 10,224       18,438     0.2
                                                                                                 ===========  ===========   =====

Australia       Diversified                   1,800  Broken Hill Proprietary Co., Ltd.                23,683       20,961     0.2
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Australia                 23,683       20,961     0.2
                                                                                                 ===========  ===========   =====

Brazil          Banking                         400  Uniao de Bancos Brasileiros S.A.                 13,500       14,650     0.1
                                                     (Unibanco)(GDR)**
                Beverages                    25,000  Companhia Cervejaria Brahma S.A. PN              14,337       19,171     0.2
                                                     (Preferred)
                Telecommunications              150  Telecomunicacoes Brasileiras S.A. -               7,792       19,313     0.2
                                                     Telebras (ADR)*                             -----------  -----------   -----
                                                     Total Common Stocks in Brazil                    35,629       53,134     0.5
                                                                                                 ===========  ===========   =====

Canada          Automobile Parts                200  Magna International Inc. (Class A)                9,381       13,825     0.1
                Leisure/Tourism                 800  Imax Corp.                                       12,650       20,700     0.2
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Canada                    22,031       34,525     0.3
                                                                                                 ===========  ===========   =====

France          Iron & Steel                    100  Usinor - Sacilor S.A.                             1,414        2,021     0.0
                Reinsurance                     700  Scor S.A.                                        26,665       30,247     0.3
                Semiconductor Capital           200  SGS - Thomson Microelectronics N.V.               7,659       18,775     0.2
                Equipment                            (NY Registered Shares)                      -----------  -----------   -----
                                                     Total Common Stocks in France                    35,738       51,043     0.5
                                                                                                 ===========  ===========   =====

Germany         Electronics                     500  Siemens AG                                       22,176       33,799     0.3
                Machinery & Equipment            70  Mannesmann AG                                    19,573       33,382     0.3
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Germany                   41,749       67,181     0.6
                                                                                                 ===========  ===========   =====

Hong Kong       Banking                         700  HSBC Holdings PLC                                10,618       23,430     0.2
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Hong Kong                 10,618       23,430     0.2
                                                                                                 ===========  ===========   =====

Indonesia       Telecommunications              720  P.T. Indonesian Satellite Corp. (ADR)*           26,205       18,900     0.2
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Indonesia                 26,205       18,900     0.2
                                                                                                 ===========  ===========   =====

Italy           Apparel                         400  Gucci Group N.V. (NY Registered Shares)          27,509       18,750     0.2
                Publishing                    2,000  Arnoldo Mondadori Editore S.p.A.                 16,894       14,633     0.1
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Italy                     44,403       33,383     0.3
                                                                                                 ===========  ===========   =====

Japan           Building & Construction       3,000  Maeda Corp.                                      31,463       10,766     0.1
                                              1,000  Matsushita Electric Works, Ltd.                  11,398       10,443     0.1
                                              4,000  Okumura Corp.                                    35,729       20,653     0.2
                                                                                                 -----------  -----------   -----
                                                                                                      78,590       41,862     0.4

                Capital Goods                 3,000  Mitsubishi Heavy Industries, Inc.                24,018       16,435     0.1
                Electrical Equipment          3,000  Mitsubishi Electric Co.                          21,636       11,810     0.1
                Electronics                     300  Sony Corporation (ADR)*                          21,921       28,181     0.3
                Insurance                     2,000  Tokio Marine & Fire Insurance Co., Ltd.          24,908       24,034     0.2
                Textiles                      3,000  Toray Industries Ltd.                            19,082       17,728     0.2
                Tires & Rubber                1,000  Bridgestone Corporation                          17,241       24,034     0.2
                Warehouse & Storage           3,000  Mitsui-Soko Co., Ltd.                            25,215       13,178     0.1
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Japan                    232,611      177,262     1.6
                                                                                                 ===========  ===========   =====

Mexico          Beverages                       400  Panamerican Beverages, Inc. (Class A)             8,120       15,625     0.2
                Financial Services              800  Grupo Financiera Bancomer S.A.                   11,533       10,800     0.1
                                                     (Class B) (ADR)*
                Multi-Industry                2,100  Grupo Carso, S.A. de C.V.(ADR)*                  33,457       33,338     0.3
                Telecommunications              300  Telefonos de Mexico, S.A. de C.V. (ADR)*         11,540       15,525     0.1
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Mexico                    64,650       75,288     0.7
                                                                                                 ===========  ===========   =====

Netherlands     Banking                       1,200  ABN AMRO Holding N.V.                            16,900       24,315     0.2
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in the Netherlands           16,900       24,315     0.2
                                                                                                 ===========  ===========   =====

Norway          Cruise Lines                  3,000  Color Line ASA                                   11,280       13,538     0.1
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Norway                    11,280       13,538     0.1
                                                                                                 ===========    =========    ====

Philippines     Beverages                     9,075  San Miguel Corp. (Class B)                       26,591       14,770     0.1
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in the Philippines           26,591       14,770     0.1
                                                                                                 ===========  ===========   =====

South Africa    Diversified                   2,000  Sasol Limited                                    22,967       27,569     0.2
                Mining                          600  De Beers Consolidated Mines Limited (ADR)*       19,815       17,663     0.2
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in South Africa              42,782       45,232     0.4
                                                                                                 ===========  ===========   =====

South Korea     Engineering & Construction      710  Hyundai Engineering & Construction Co.,
                                                     Ltd. (GDR)**                                      9,121        2,400     0.0
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in South Korea                9,121        2,400     0.0
                                                                                                 ===========  ===========   =====

Spain           Energy & Petroleum              600  Repsol S.A. (ADR)*                               22,129       26,025     0.2
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Spain                     22,129       26,025     0.2
                                                                                                 ===========  ===========   =====

Sweden          Banking                       1,200  Sparbanken Sverige AB (Class A)                  15,094       28,972     0.3
                Chemicals                       700  Perstorp AB (Class B)                            13,135       13,945     0.1
                Investment Management         1,300  Bure Investment AB                               10,894       16,894     0.1
                Real Estate Investment Trusts   600  Castellum AB                                      4,025        5,779     0.1
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in Sweden                    43,148       65,590     0.6
                                                                                                 ===========  ===========   =====

Switzerland     Electrical Equipment             15  ABB AG (a)                                       13,027       22,127     0.2

                Pharmaceuticals                 200  Novartis AG (ADR)*                                8,661       15,400     0.1
                                                  3  Roche Holding AG                                 25,201       26,651     0.3
                                                                                                 -----------  -----------   -----
                                                                                                      33,862       42,051     0.4

                                                     Total Common Stocks in Switzerland               46,889       64,178     0.6
                                                                                                 ===========  ===========   =====

United Kingdom  Automobile Parts              4,000  LucasVarity PLC                                  13,760       15,140     0.1
                Beverages                     2,900  Grand Metropolitan PLC                           19,773       27,675     0.3
                Chemicals                       400  Imperial Chemical Industries PLC (ADR)*          22,878       26,450     0.3
                Merchandising                   600  Boots Company PLC                                 5,638        8,521     0.1
                Mining                        1,600  Rio Tinto PLC                                    23,875       25,466     0.2
                Retail Stores                 1,100  Dixons Group PLC                                 11,578       11,352     0.1
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in the United Kingdom        97,502      114,604     1.1
                                                                                                 ===========  ===========   =====

United States   Aerospace                       680  Allied Signal, Inc.                              25,031       28,900     0.3
                                                200  GenCorp, Inc.                                     5,970        5,688     0.0
                                                425  United Technologies Corp.                        13,279       34,425     0.3
                                                                                                 -----------  -----------   -----
                                                                                                      44,280       69,013     0.6

                Airlines                        200  US Airways Group Inc.                             7,284        8,275     0.1
                Appliances                      900  Sunbeam Corporation                              35,192       39,938     0.4
                Automobile Parts                500  Federal-Mogul Corp.                              18,256       18,563     0.2

                Automobile Rental               100  Avis Rent-A-Car, Inc.                             1,700        2,388     0.0
                                                700  Hertz Corp. (Class A)                            20,734       26,381     0.2
                                                                                                 -----------  -----------   -----
                                                                                                      22,434       28,769     0.2

                Banking                         391  Banc One Corp.                                   16,683       21,823     0.2
                                                750  Bank of New York Co., Inc.                       20,839       36,000     0.3
                                                550  BankAmerica Corp.                                29,431       40,322     0.4
                                                670  First Union Corp.                                33,018       33,542     0.3
                                                                                                 -----------  -----------   -----
                                                                                                      99,971      131,687     1.2

                Broadcasting/Cable            1,146  Tele-Communications TCI Ventures Group           20,349       23,708     0.2
                                                     Class A)
                Chemicals                       500  duPont (E.I.) de Nemours & Co.                   27,292       30,781     0.3

                Computer Services               600  Computer Associates International, Inc.          24,432       43,088     0.4
                & Software                      170  International Business Machines Corp.             9,472       18,009     0.2
                                                120  Microsoft Corp.                                  13,043       15,878     0.1
                                                828  Oracle Corp.                                     20,413       30,170     0.3
                                                                                                 -----------  -----------   -----
                                                                                                      67,360      107,145     1.0

                Computers                        45  Compaq Computer Corp.                             1,348        3,364     0.0
                                                600  Quantum Corp.                                    17,080       22,950     0.2
                                                                                                 -----------  -----------   -----
                                                                                                      18,428       26,314     0.2

                Containers                    1,150  Owens-Illinois, Inc.                             32,914       39,028     0.4
                Cosmetics & Toiletries          500  Avon Products, Inc.                              34,613       31,000     0.3
                Cruise Lines                    200  Royal Caribbean Cruises Ltd.                      8,125        8,750     0.1
                Electronics                     360  Intel Corp.                                      24,115       33,255     0.3

                Financial Services              210  American Express Company                          9,466       17,194     0.1
                                                700  MGIC Investment Corporation                      27,000       40,119     0.4
                                                                                                 -----------  -----------   -----
                                                                                                      36,466       57,313     0.5

                Hardware Products               700  Black & Decker Corporation                       23,461       26,075     0.2
                Health Care                     200  HEALTHSOUTH Corp.                                 5,396        5,337     0.0
                Health Care -- Managed Care     400  Oxford Health Plans, Inc.                        25,545       29,950     0.3

                Insurance                       315  Hartford Life, Inc. (Class A)                    10,221       12,108     0.1
                                                500  Provident Companies, Inc.                        33,157       34,969     0.3
                                                500  Travelers Group, Inc.                            26,998       34,125     0.3
                                                100  Travelers Property Casualty Corp. (Class A)       3,869        4,050     0.1
                                              1,000  UNUM Corporation                                 31,713       45,625     0.4
                                                                                                 -----------  -----------   -----
                                                                                                     105,958      130,877     1.2

                Leisure/Tourism                 850  Brunswick Corporation                            21,306       29,962     0.3

                Machine Tools & Machinery       500  American Standard Companies, Inc.                16,280       20,062     0.2
                                                400  Harnischfeger Industries, Inc.                   17,397       17,100     0.1
                                                900  Ingersoll-Rand Co.                               27,375       38,756     0.3
                                                300  SPX Corp.                                        17,572       17,587     0.2
                                                                                                 -----------  -----------   -----
                                                                                                      78,624       93,505     0.8

                Medical Equipment               400  DENTSPLY International Inc.                      20,156       22,400     0.2

                Natural Gas                     700  El Paso Natural Gas Co.                          35,652       42,394     0.4
                                                320  Enron Corp.                                      13,039       12,320     0.1
                                                                                                 -----------  -----------   -----
                                                                                                      48,691       54,714     0.5

                Office Equipment                300  Danka Business Systems PLC (ADR)* (b)            14,816       13,313     0.1

                Oil Service                     850  Dresser Industries, Inc.                         21,698       36,550     0.3
                                                300  Schlumberger Ltd.                                12,665       25,256     0.3
                                                600  Smith International, Inc.                        27,162       46,612     0.4
                                                                                                 -----------  -----------   -----
                                                                                                      61,525      108,418     1.0

                Petroleum                        50  Pennzoil Co.                                      2,247        3,984     0.0
                                                850  Unocal Corp.                                     28,542       36,762     0.4
                                                                                                 -----------  -----------   -----
                                                                                                      30,789       40,746     0.4

                Pharmaceuticals                 400  American Home Products Corporation               23,723       29,200     0.3
                                                175  Merck & Co., Inc.                                 6,050       17,489     0.1
                                                                                                 -----------  -----------   -----
                                                                                                      29,773       46,689     0.4

                Railroads                       350  Burlington Northern Santa Fe Inc.                28,317       33,819     0.3

                Real Estate Investment          800  Prentiss Properties Trust                        16,001       23,100     0.2
                Trusts                          680  Starwood Lodging Trust                           30,600       39,057     0.4
                                                                                                  -----------  -----------  -----
                                                                                                      46,601       62,157     0.6

                Retail Stores                   760  Rite Aid Corporation                             24,882       42,132     0.4
                                                100  Safeway, Inc.                                     5,285        5,437     0.0
                                                760  Sears, Roebuck & Co.                             35,726       43,272     0.4
                                                                                                 -----------  -----------   -----
                                                                                                      65,893       90,841     0.8

                Semiconductors                1,100  National Semiconductor Corporation               44,311       45,100     0.4
                Software -- Computer            500  BMC Software, Inc.                               18,803       32,344     0.3

                Telecommunications              500  AirTouch Communications, Inc.                    13,966       17,719     0.1
                                              1,104  Tele-Communications, Inc. (Class A)              20,028       22,564     0.2
                                                     (Convertible Preferred)
                                              1,150  WorldCom, Inc.                                   28,792       40,609     0.4
                                                                                                 -----------  -----------   -----
                                                                                                      62,786       80,892     0.7

                Transport Services              660  OMI Corp.                                         8,459        8,250     0.1
                Travel & Lodging                790  Carnival Corp. (Class A)                         22,760       36,537     0.3
                Utilities                     1,700  Edison International                             31,893       42,925     0.4
                                                                                                 -----------  -----------   -----
                                                     Total Common Stocks in the United States      1,292,942    1,688,390    15.3
                                                                                                 ===========  ===========   =====

                                                     Total Investments in Common Stocks            2,156,825    2,632,587    23.9
                                                                                                 ===========  ===========   =====


                                            Face                                                                          Percent of
COUNTRY        Industries                  Amount              Fixed-Income Securities                Cost        Value   Net Assets

Canada          Foreign Government C$       350,000  Canadian Government Bonds, 7% due 12/01/2006   $265,903     $275,696     2.5%
                Obligations
                                                     Total Fixed-Income Securities in Canada         265,903      275,696     2.5
                                                                                                 ===========  ===========   =====

Denmark         Foreign Government Dkr      850,000  Government of Denmark, 7% due 11/15/2007        135,796      135,941     1.3
                Obligations
                                                     Total Fixed-Income Securities in Denmark        135,796      135,941     1.3
                                                                                                 ===========  ===========   =====

Italy           Foreign Government Lit  250,000,000  Buoni Poliennali del Tesoro (Italian
                Obligations                          Government Bonds), 8.50% due 1/01/2004          177,115      164,140     1.5
                                                     Total Fixed-Income Securities in Italy          177,115      164,140     1.5
                                                                                                 ===========  ===========   =====

Sweden          Foreign Government Skr    1,400,000  Government of Sweden, 8% due 8/15/2007          204,289      209,595     1.9
                Obligations
                                                     Total Fixed-Income Securities in Sweden         204,289      209,595     1.9
                                                                                                 ===========  ===========   =====

United Kingdom  Foreign Government [Pound]  125,000  UK Treasury Bills, 7.25% due 12/07/2007         206,901      212,903     1.9
                Obligations
                                                     Total Fixed-Income Securities in the            206,901      212,903     1.9
                                                     United Kingdom                              ===========  ===========   =====

United States   US Government                        Federal National Mortgage Association:
                Agency Obligations US$      334,533  6% due 11/01/2000                               331,187      332,462     3.0
                                            760,026  6% due 6/01/2001                                752,307      753,718     6.9
                                            448,720  6% due 2/01/2004                                443,392      444,888     4.0
                                                                                                 -----------  -----------   -----
                                                                                                   1,526,886    1,531,068    13.9

                US Government             2,425,000  US Treasury Bonds, 6.625% due 2/15/2027       2,341,371    2,482,982    22.6
                Obligations                          US Treasury Notes:
                                          1,425,000  6% due 8/15/1999                              1,426,352    1,429,004    13.0
                                            750,000  6.50% due 5/31/2002                             755,039      764,295     6.9
                                            525,000  6.25% due 2/15/2007                             529,184      527,709     4.8
                                            300,000  6.625% due 5/15/2007                            303,734      309,843     2.8
                                                                                                 -----------  -----------   -----
                                                                                                   5,355,680    5,513,833    50.1

                                                     Total Fixed-Income Securities in the          6,882,566    7,044,901    64.0
                                                     United States                               ===========  ===========   =====

                                                     Total Investments in Fixed-Income             7,872,570    8,043,176    73.1
                                                     Securities                                  ===========  ===========   =====

                                                               Short-Term Securities
                US Government                82,000  Federal Home Loan Mortgage Corp., 6.05%          82,000       82,000     0.7
                Agency Obligations***                due 10/01/1997

                                                     Total Investments in Short-Term Securities       82,000       82,000     0.7
                                                                                                 ===========  ===========   =====

     Total Investments                                                                           $10,111,395   10,757,763    97.7
                                                                                                 ===========
     Unrealized Depreciation on Forward Foreign Exchange Contracts+                                                (7,319)    0.0
     Other Assets Less Liabilities                                                                                256,696     2.3
                                                                                                              -----------   -----
     Net Assets                                                                                               $11,007,140   100.0%
                                                                                                              ===========   =====

     Net Asset Value:     Class A -- Based on net assets of $2,114,778 and 188,931 shares outstanding             $11.19
                                                                                                                  ======
                          Class B -- Based on net assets of $8,116,072 and 725,169 shares outstanding             $11.19
                                                                                                                  ======
                          Class C -- Based on net assets of $397,700 and 35,522 shares outstanding                $11.20
                                                                                                                  ======
                          Class D -- Based on net assets of $378,590 and 33,839 shares outstanding                $11.19
                                                                                                                  ======

  * American Depositary Receipts (ADR).
 ** Global Depositary Receipts (GDR).
*** Certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a) Formerly BBC Brown Boveri & Cie (Bearer).
(b) Consistent with the general policy of the Securities and Exchange
    Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced and sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.
  + Forward foreign exchange contracts sold as of September 30, 1997 were as follows:
                                                            Unrealized
                                  Expiration               Appreciation
Foreign Currency Sold                Date                 (Depreciation)
A$           25,000              October 1997                  $(163)
Chf         150,000              October 1997                 (1,562)
Dkr         910,000              October 1997                    215
DM          165,000              October 1997                 (2,217)
Frf         495,000              October 1997                 (2,041)
[Pound]     225,000              October 1997                 (6,732)
Lit     350,000,000              October 1997                    346
Pta       3,700,000              October 1997                   (286)
Skr       1,978,000              October 1997                     52
(yen)    28,000,000              October 1997                  5,069
Total Unrealized Depreciation on Forward Foreign
Exchange Contracts -- Net (US$ Commitment -- $1,511,993)     $(7,319)
                                                             ========



COMMON STOCK PORTFOLIO CHANGES

For the Quarter Ended September 30, 1997

Additions

Avis Rent-A-Car, Inc.
Avon Products, Inc.
DENTSPLY International Inc.
Danka Business Systems PLC (ADR)
Dixons Group PLC
Federal-Mogul Corp.
First Union Corp.
GenCorp, Inc.
Grupo Financiera Bancomer S.A. (Class B) (ADR)
*Gulf Indonesia Resources Ltd.
HEALTHSOUTH Corp.
Harnischfeger Industries, Inc.
National Semiconductor Corporation
OMI Corp.
Perstorp AB (Class B)
Provident Companies, Inc.
Quantum Corp.
Royal Caribbean Cruises Ltd.
SPX Corp.
Safeway, Inc.
Tele-Communications TCI Ventures Group (Class A)

Deletions

Abbott Laboratories
Aetna Inc.
Allstate Corp.
British Steel PLC
Cabletron Systems, Inc.
Canadian Pacific, Ltd.
Canon, Inc.
Chase Manhattan Corporation
First Data Corp.
*Gulf Indonesia Resources Ltd.
IMC Global, Inc.
Imperial Chemical Industries PLC
Kimberly-Clark Corp.
Matsushita Electric Industrial Co., Ltd.
Nationwide Financial Services, Inc.
Philip Morris Companies, Inc.
Potash Corp. of Saskatchewan, Inc.
TCI Pacific Communications (Convertible Preferred)
Tenet Healthcare Corporation
Vodafone Group PLC

*Added and deleted in the same quarter.